November 6, 2009

Securities and Exchange Commission
Judiciary Plaza
100 F Street N.E.
Washington, D.C. 20549

Re:	Keystone Mutual Funds (SEC File Nos. 333-133322 and 811-21890) Certification regarding Prospectus and Statement of Additional Information pursuant to Rule 497(j)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant certifies that the form of the prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement, which was filed electronically on October 30, 2009.

Very truly yours,

/s/ Michael P. Eckert

Michael P. Eckert
Treasurer